Subsequent Events - Additional Information (Detail) Share data in Millions, unless otherwise specified	12 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended					1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2013 Subsequent Event [Member] NOK	Apr. 30, 2013 Teekay Offshore [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2013 Teekay Offshore [Member] Subsequent Event [Member] USD ($)	Apr. 30, 2013 General Partner [Member] Teekay Offshore [Member] Subsequent Event [Member]	Apr. 30, 2013 Partner's equity common units [Member] Teekay Offshore [Member] Subsequent Event [Member]	Apr. 30, 2013 Suezmax Tankers [Member] Teekay Offshore [Member] Subsequent Event [Member] Vessel	Dec. 31, 2012 Exmar Lpg Bvba [Member] USD ($) Vessel	Dec. 31, 2012 Exmar Lpg Bvba [Member] Pro Rata Share [Member] Secured Debt [Member] USD ($)	Dec. 31, 2012 Exmar Lpg Bvba [Member] Two Thousand And Fifteen And Two Thousand And Sixteen [Member] Vessel	Dec. 31, 2012 Exmar Lpg Bvba [Member] Two Thousand And Fourteen [Member] Buildings	Apr. 30, 2013 STX [Member] Subsequent Event [Member] USD ($) DWT Vessel Buildings	Jan. 31, 2013 NOK 2016 [Member] Subsequent Event [Member] NOK	Jan. 31, 2013 NOK 2018 [Member] Subsequent Event [Member] NOK	Jan. 31, 2013 NOK 2013 [Member] Subsequent Event [Member] USD ($)	Jan. 31, 2013 Norwegian Kroner Bond Net [Member] Subsequent Event [Member] USD ($)	Apr. 30, 2013 Revolving credit facilities [Member] Teekay Offshore [Member] Subsequent Event [Member] CreditFacility
Subsequent Event [Line Items]
Debt Instrument senior unsecured bond				1,300,000,000		$ 233,000,000									500,000,000	800,000,000
Fixed interest rate on loans															4.80%	5.93%
Amount used to repurchase bonds																	388,500,000
Senior unsecured bonds																	600,000,000
Net proceeds from bond issuance and bond repurchase																		167,000,000
Number of LPG carriers										16
Number of new building												4	4	4
Number of chartered-in LPG carriers										5
Number of vessels									4	25
Order option maximum additional vessels										4				12
Partnership own joint venture										50.00%
Total acquisition amount of joint venture	183,554,000	38,496,000	45,480,000							134,000,000
Pro rata share of existing debt and lease obligations											108,000,000
Refinancing of joint venture										355,000,000
Weight capacity in dead-weight tonnes														113,000
Costs expected to be incurred for each product tanker new building														47,000,000
Issuance of common units in private placement					2.06
Proceeds from issuance of common units in private placement					60,000,000
Percentage of General Partner's capital							2.00%
General Partner's capital contribution, value					1,200,000
Common units outstanding after private placement								83.8
Issuance of preferred units in public offering					6.0
Proceeds from issuance of preferred units in public offering					$ 144,900,000
Ownership percentage after private placement					28.70%
Number of revolving credit facilities expected to be repaid																			2